Discontinued operations - Reconciliation of income from discontinued operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net (loss) income from discontinued operations	¥ 9,849,538	$ 1,509,507	¥ 4,243,507	¥ 1,497,986
YY Live
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net (loss) income from discontinued operations	3,335,057		3,775,334	3,435,675
Huya
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net (loss) income from discontinued operations	¥ 6,514,481		¥ 468,173	¥ (1,937,689)